General and administrative expenses	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
General and administrative expenses
4. General and administrative expenses

	2020	2019	2018
	€	€	€
Personnel expenses (Note 5)	(1,490,674)	(49,601)	(799)
Consulting fees	(1,042,195)	(990,730)	(333,160)
Professional fees	(943,322)	(495,326)	(62,958)
Accounting, tax and auditing fees	(1,275,842)	(300,841)	(111,852)
Travel expenses	(26,773)	(236,904)	(47,536)
Facilities, communication & office expenses	(551,223)	(167,062)	(84,970)
Other expenses	(168,462)	(85,255)	(26,846)

	(5,498,491)	(2,325,719)	(668,121)

In 2020 the Group entered into a number of lease arrangements, which were assessed to be short-term leases (with a lease term of maximum 12 months equaling its non-cancellable
period). The total outflow for the leases in 2020 was €119,627 (2019 and 2018: €78,897 and €0 respectively) and is included in the Facilities, communication & office expenses.
Depreciation expenses of €7,401 (2019 and 2018: €549 and €0 respectively) is included in the other expenses.